Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
2018	$ 137,006	$ 281,460
2019	273,856	273,856
2020	162,055	162,055
2021
2022
Total	$ 572,917	$ 717,371